CONSOLIDATED AND COMBINED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Preferred stock, shares authorized (in shares)	3,000,000	3,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	300,000,000	300,000,000
Common stock, shares issued (in shares)	41,429,014	0
Common stock, shares outstanding (in shares)	41,386,740	0
Treasury stock, shares (in shares)	42,274	0